Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In accordance with Item 402(x) of Regulation S-K under the Securities Act, we are providing information regarding our procedures related to the grant of certain equity awards close in time to the release of MNPI. As discussed in the “Compensation Discussion and Analysis” above, equity awards, including stock options, are recommended by the Compensation Committee and approved by the Board on or before the grant date. We do not select option grant dates for named executive officers in coordination with the release of MNPI and do not time, and do not plan to time, the release of MNPI in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. Additionally, our Insider Trading Policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us.
The following table summarizes the stock option grants awarded to our named executive officers on February 28, 2025, one business day prior to the date we filed our Current Report on Form 8-K announcing that the FDA filed our NDA of relacorilant to treat patients with endogenous hypercortisolism (Cushing’s syndrome):

Name	Grant Date	Number of Securities Underlying Option (# of shares)	Exercise Price of Option Award ($/share)	Grant Date Fair Value of Option ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of MNPI and the trading day beginning immediately following the disclosure of MNPI
Joseph K. Belanoff, M.D.	2/28/2025	350,000	$60.58	$12,907,718	(7.58)%
William Guyer, Pharm.D.	2/28/2025	140,000	$60.58	$5,163,087	(7.58)%
Sean Maduck	2/28/2025	140,000	$60.58	$5,163,087	(7.58)%
Atabak Mokari	2/28/2025	140,000	$60.58	$5,163,087	(7.58)%
Charles Robb	2/28/2025	140,000	$60.58	$5,163,087	(7.58)%

Award Timing Method	As discussed in the “Compensation Discussion and Analysis” above, equity awards, including stock options, are recommended by the Compensation Committee and approved by the Board on or before the grant date. We do not select option grant dates for named executive officers in coordination with the release of MNPI and do not time, and do not plan to time, the release of MNPI in coordination with grants of equity awards in a manner that intentionally affects the value of executive compensation. Additionally, our Insider Trading Policy prohibits directors, officers and employees from trading in our common stock while in possession of or on the basis of MNPI about us.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table summarizes the stock option grants awarded to our named executive officers on February 28, 2025, one business day prior to the date we filed our Current Report on Form 8-K announcing that the FDA filed our NDA of relacorilant to treat patients with endogenous hypercortisolism (Cushing’s syndrome):

Name	Grant Date	Number of Securities Underlying Option (# of shares)	Exercise Price of Option Award ($/share)	Grant Date Fair Value of Option ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of MNPI and the trading day beginning immediately following the disclosure of MNPI
Joseph K. Belanoff, M.D.	2/28/2025	350,000	$60.58	$12,907,718	(7.58)%
William Guyer, Pharm.D.	2/28/2025	140,000	$60.58	$5,163,087	(7.58)%
Sean Maduck	2/28/2025	140,000	$60.58	$5,163,087	(7.58)%
Atabak Mokari	2/28/2025	140,000	$60.58	$5,163,087	(7.58)%
Charles Robb	2/28/2025	140,000	$60.58	$5,163,087	(7.58)%

Joseph K. Belanoff, M.D. [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Joseph K. Belanoff, M.D.
Underlying Securities | shares	350,000
Exercise Price | $ / shares	$ 60.58
Fair Value as of Grant Date | $	$ 12,907,718
Underlying Security Market Price Change	(0.0758)
William Guyer, Pharm.D. [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	William Guyer, Pharm.D.
Underlying Securities | shares	140,000
Exercise Price | $ / shares	$ 60.58
Fair Value as of Grant Date | $	$ 5,163,087
Underlying Security Market Price Change	(0.0758)
Sean Maduck [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Sean Maduck
Underlying Securities | shares	140,000
Exercise Price | $ / shares	$ 60.58
Fair Value as of Grant Date | $	$ 5,163,087
Underlying Security Market Price Change	(0.0758)
Atabak Mokari [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Atabak Mokari
Underlying Securities | shares	140,000
Exercise Price | $ / shares	$ 60.58
Fair Value as of Grant Date | $	$ 5,163,087
Underlying Security Market Price Change	(0.0758)
Charles Robb [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Charles Robb
Underlying Securities | shares	140,000
Exercise Price | $ / shares	$ 60.58
Fair Value as of Grant Date | $	$ 5,163,087
Underlying Security Market Price Change	(0.0758)